Presentation and Preparation of the Consolidated Financial Statements and Significant Accounting Policies - Summary of Warrants Granted (Details) - Warrants	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average exercise price per share warrant At the beginning of period	$ 0.57	$ 0.57
Average exercise price per share warrant granted during the period			$ 0.57
Average exercise price per share warrant exercised during the period	0.57
Average exercise price per share warrant at the end of period	0.57	0.57	$ 0.57
Average exercise price per share warrant vested and exercisable at the end of period	$ 0.57	$ 0.57
Number of warrants at the beginning of period | shares	17,345,000	17,345,000
Number of warrants exercised during the period | shares	(2,131,413)
Number of warrants at the end of period | shares	15,213,587	17,345,000	17,345,000
Number of warrants, Vested and exercisable | shares	15,213,587	17,345,000